Trading derivatives (assets and liabilities) and Short positions - Short positions (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial liabilities at fair value through profit or loss	$ 351,417	$ 512,990
Short positions
Financial instruments
Financial liabilities at fair value through profit or loss	19,554	15,365
Short positions - Securities loans
Financial instruments
Financial liabilities at fair value through profit or loss	19,123	15,263
Short positions, Securities loans - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	19,109	15,263
Short positions, Securities loans - Equity instruments
Financial instruments
Financial liabilities at fair value through profit or loss	14
Short positions, Short sales - Debt instruments
Financial instruments
Financial liabilities at fair value through profit or loss	$ 431	$ 102